Summary of Significant Accounting Policies (Details) - Schedule of Disafratueon of Revenue $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disaggregation of Revenue [Line Items]
Total revenue	$ 32,840	$ 1,073	$ 102,438	$ 126,133
Total disaggregation revenue	32,840		102,438	126,133
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Total disaggregation revenue	1,659		10,006	4,521
Mainland China [Member]
Disaggregation of Revenue [Line Items]
Total disaggregation revenue	20,515		75,246	105,432
Germany [Member]
Disaggregation of Revenue [Line Items]
Total disaggregation revenue	7,488		14,926	12,979
Others [Member]
Disaggregation of Revenue [Line Items]
Total disaggregation revenue	3,178		2,260	3,201
Sale of laser diode modules and related components [Member]
Disaggregation of Revenue [Line Items]
Total revenue	32,684		97,587	124,816
Others [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 156		$ 4,851	$ 1,317